Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets
Schedule of Other assets

	At December 31,	At December 31,
	2022	2021
Deposits related to Canada Revenue Agency ("CRA") audits	$40.9	$15.6
Energy well equipment, net	5.6	5.4
Right-of-use assets, net	0.9	1.5
Debt issue costs	1.5	1.2
Furniture and fixtures, net	0.2	0.2
	$49.1	$23.9